Share-Based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Share-based compensation

16. Share-based compensation

2022 Share Incentive Plan

In June 2022, our shareholders and board of directors adopted our 2022 share incentive plan, or the 2022 Plan, which has become effective upon the completion of our initial public offering, to motivate, attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of our business. Under the 2022 Plan, the maximum aggregate number of Class A ordinary shares which may be issued pursuant to all awards under such plan is 518,950, which constitutes 10 % of the total issued and outstanding shares of our company on a fully-diluted basis as of the date of adoption.

Restricted Stock Units (“RSUs”)

On November 1, 2021, the Board of the Company approved the establishment of an employee benefit trust for the purpose of holding the Company’s ordinary shares to be transferred to the recipient employees and directors of the share awards granted prior to the establishment of the 2022 Plan. In January 2022, Mr. Jianping Kong and other original shareholders of Zhejiang Haowei transferred a total of 562,668 ordinary shares held by them on behalf of the respective equity reward holders to Nanometa Ltd. (“Nanometa”), the nominee of the employee benefit trust. 416,148 shares held by Nanometa were transferred to the recipient employees and directors. As of June 30, 2026, a total of 146,520 shares were still held by Nanometa, which comprises of: 1) 120,855 shares held on behalf of and transferable to the recipient employees and directors upon request; 2) 25,665 shares unassigned due to forfeiture of share awards. All RSUs have been vested or forfeited as of December 31, 2024.

Options

On April 27, 2023, the Company granted a series of options under the 2022 share incentive plan: 1) the Company granted employees options to purchase a total of 22,522 Class A ordinary shares of the Company with an exercise price of US$0.002 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on April 27, 2024; 33.3% will be vested on April 27, 2025; and 33.3% will be vested on April 27, 2026; 2) the Company granted employees options to purchase a total of 7,787 Class A ordinary shares of the Company with an exercise price of US$0.002 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on July 12, 2023; 33.3% will be vested on July 12, 2024; and 33.3% will be vested on July 12, 2025; 3) the Company also granted employees options to purchase a total of 54,579 Class A ordinary shares of the Company with an exercise price of US$0.002 per share. The options granted have a contractual term of 10 years. The options were fully vested and exercisable at the grant date. The options in 1) and 2) described above were subject to performance conditions based on the result of an annual performance review of the grantee in accordance with the predetermined performance targets. The Company estimated the annual performance review result for each grantee and recognized the related compensation expenses.

On August 16, 2023, under the 2022 plan, the Company granted an employee an option to purchase 1,299 ordinary shares of the Company with an exercise price of US$0.002 per share. The options granted have a contractual term of 10 years. For the reward, 33.3% will be vested on August 16, 2023; 33.3% will be vested on August 16, 2024; and 33.3% will be vested on August 16, 2025.

 The following table summarizes the share option activity and related information for the six months ended June 30, 2025:

	Number of Options	Weighted Average Exercise Price (RMB)	Weighted Average Remaining Term (Years)	Weighted Average Grant Date Fair Value (RMB)	Aggregated Intrinsic Value (RMB)
Outstanding as of January 1, 2025	16,157	0.01	8.3	73.4	1,039,402
Granted	—	—	—	—
Forfeited	1,728	0.01	—	73.4
Exercised	3,811	0.01	—	73.4
Outstanding as of June 30, 2025	10,618	0.01	7.8	73.4	705,214
Vested and exercisable as of June 30, 2025	5,296	0.01	7.8	73.4	351,698

The following table summarizes the share option activity and related information for the six months ended June 30, 2026:

	Number of Options	Weighted Average Exercise Price (RMB)	Weighted Average Remaining Term (Years)	Weighted Average Grant Date Fair Value (RMB)	Aggregated Intrinsic Value (RMB)
Outstanding as of January 1, 2026	7,474	0.01	7.3	73.4	165,384
Granted	—	—	—	—
Forfeited	50	0.01	—	73.4
Exercised	4,225	0.01	—	73.4
Outstanding as of June 30, 2026	3,199	0.01	6.8	73.4	40,253
Vested and exercisable as of June 30, 2026	3,199	0.01	6.8	73.4	40,253

During the six months ended June 30, 2025 and 2026, share-based compensation recognized by the Company related to the options were RMB62,337 and RMB12,113 respectively. The outstanding unamortized share-based compensation related to options was nil as of June 30, 2026.